NOMURA PARTNERS FUNDS, INC.

INTERNATIONAL GROWTH EQUITY FUND

(THE “FUND”)

SUPPLEMENT DATED NOVEMBER 9, 2010

TO THE PROSPECTUS DATED JANUARY 28, 2010

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2010.

•	Effective November 3, 2010, Mr. Martino Boffa joined the Fund’s management team.

The disclosure and chart below replace similar disclosures contained within the section entitled “Portfolio Managers” on page 32 of the Prospectus:

Nine individuals at McKinley Capital share primary responsibility for managing the Fund.

Portfolio Manager	Title	Service with McKinley Capital	Service with the Fund
Robert B. Gillam (Lead)	President and Chief Executive Officer	1990	2008
Robert A. Gillam	Senior Vice President and Chief Investment Officer	1996	2008
Greg Samorajski	Portfolio Manager	1997	2008
Sheldon Lien	Portfolio Manager	1996	2008
Brandon Rinner	Portfolio Manager	2001	2008
Paul Hanson	Portfolio Manager	2000	2008
Forrest Badgley	Portfolio Manager	2004	2008
Miles Wixon	Portfolio Manager	2009	2009
Martino Boffa	Portfolio Manager	2010	2010

The disclosure and chart below replace similar disclosure following the caption “International Growth Equity Fund” on page 74 of the Prospectus:

Nine individuals at McKinley Capital have primary responsibility for managing the Fund.

Portfolio Managers	Since	Recent Professional Experience
Robert B. Gillam (Lead)	2008	President and Chief Executive Officer of McKinley Capital. He has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has nearly four decades of investment experience.

Robert A. Gillam	2008	Currently, Senior Vice President and Chief Investment Officer. He has been a Portfolio Manager at McKinley Capital since 1996 and has over 15 years of investment experience.

Greg Samorajski	2008	Portfolio Manager at McKinley Capital since 1997 and has over 28 years of investment experience.

Sheldon Lien	2008	Portfolio Manager at McKinley Capital since 1996 and has over 14 years of investment experience.

Brandon Rinner	2008	Portfolio Manager at McKinley Capital since 2001 and has over 11 years of investment experience.

Paul Hanson	2008	Portfolio Manager at McKinley Capital since 2005. He joined McKinley Capital in 2000 as an Assistant Portfolio Manager. He has over 12 years of investment experience.

Forrest Badgley	2008	Portfolio Manager at McKinley Capital since 2006 and has over 16 years of investment experience. Prior to joining McKinley Capital in 2004, he worked as a proprietary trader for Aspire Trading for one-and-a-half years.

Miles Wixon	2009	Portfolio Manager at McKinley Capital since 2009. Prior to joining McKinley Capital, Mr. Wixon was a Senior Vice President and Portfolio Manager for Oppenheimer Capital. He has over 13 years experience in the investment industry.

Martino Boffa	2010	Portfolio Manager at McKinley Capital since 2010. Prior to joining McKinley Capital, Mr. Boffa was Senior Director of Arbitrage Strategies with Credit Suisse and managed a market neutral investment portfolio He has over 18 years of investment industry experience.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

INTERNATIONAL GROWTH EQUITY FUND

(THE “FUND”)

SUPPLEMENT DATED NOVEMBER 9, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 28, 2010, AS AMENDED AND RESTATED JUNE 1, 2010.

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2010, as amended and restated June 1, 2010.

•	Effective November 3, 2010, Mr. Martino Boffa joined the Fund’s management team.

The disclosure and chart below replace similar disclosures following the caption “International Growth Equity Fund” within the section Portfolio Managers beginning on page 26 of the SAI:

International Growth Equity Fund

Nine portfolio managers of McKinley Capital are primarily responsible for the management of the International Growth Equity Fund: Mr. Robert B. Gillam, Mr. Robert A. Gillam, Mr. Gregory Samorajski, Mr. Paul Hanson, Mr. Forrest Badgley, Mr. Sheldon Lien, Mr. Brandon Rinner, Mr. Miles Wixon and Mr. Martino Boffa.

Other Funds and Accounts Managed. McKinley Capital employs a team approach to portfolio management. McKinley Capital’s portfolio managers are equally responsible for the day-to-day management of the accounts and funds listed in the table below. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of October 31, 2010.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert B. Gillam,
Robert A. Gillam,
Gregory Samorajski,
Paul Hanson,
Forrest Badgley,
Sheldon Lien
Brandon Rinner
Miles Wixon
Martino Boffa	6	4	63	0	0	2
	$840,000,000	$426,000,000	$10,258,000			$366,000,000

Securities Ownership of Portfolio Managers. As of October 31, 2010, the portfolio managers listed above did not own beneficially any securities issued by the Fund.

INVESTMENT COMPANY ACT FILE NO: 811-01090